Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Communication Services - 7.8%
Alphabet, Inc. - Class A	51,144	$8,773,242
Alphabet, Inc. - Class C	42,544	7,366,494
AT&T, Inc.	62,454	1,202,239
Charter Communications, Inc. - Class A (a)	850	322,762
Comcast Corp. - Class A	34,095	1,407,101
Electronic Arts, Inc.	2,113	318,936
Fox Corp. - Class A	1,981	75,357
Fox Corp. - Class B	1,119	39,646
Interpublic Group of Cos., Inc.	3,288	105,775
Live Nation Entertainment, Inc. (a)	1,239	119,179
Match Group, Inc. (a)	2,291	87,379
Meta Platforms, Inc. - Class A	19,071	9,055,483
Netflix, Inc. (a)	3,748	2,355,056
News Corp. - Class A	3,301	91,041
News Corp. - Class B	980	27,920
Omnicom Group, Inc.	1,701	166,766
Paramount Global - Class B	4,288	48,969
Take-Two Interactive Software, Inc. (a)	1,369	206,075
T-Mobile US, Inc.	4,457	812,422
Verizon Communications, Inc.	36,655	1,485,261
Walt Disney Co.	15,855	1,485,455
Warner Bros Discovery, Inc. (a)	19,412	167,914
		35,720,472

Consumer Discretionary - 8.8%
Airbnb, Inc. - Class A (a)	3,832	534,794
Amazon.com, Inc. (a)	79,762	14,913,899
Aptiv PLC (a)	2,342	162,511
AutoZone, Inc. (a)	137	429,316
Bath & Body Works, Inc.	1,920	70,560
Best Buy Co., Inc.	1,674	144,834
Booking Holdings, Inc.	268	995,623
BorgWarner, Inc.	1,953	68,960
Caesars Entertainment, Inc. (a)	1,863	74,427
CarMax, Inc. (a)	1,358	114,670
Carnival Corp. (a)	8,782	146,308
Chipotle Mexican Grill, Inc. (a)	11,830	642,606
Darden Restaurants, Inc.	1,020	149,216
Deckers Outdoor Corp. (a)	203	187,294
Domino's Pizza, Inc.	276	118,321
DR Horton, Inc.	2,571	462,600
eBay, Inc.	4,381	243,627
Etsy, Inc. (a)	1,001	65,205
Expedia Group, Inc. (a)	1,081	138,011
Ford Motor Co.	34,152	369,525
Garmin Ltd.	1,328	227,420
General Motors Co.	9,932	440,186
Genuine Parts Co.	1,178	173,296
Hasbro, Inc.	1,111	71,615
Hilton Worldwide Holdings, Inc.	2,166	464,975
Home Depot, Inc.	8,631	3,177,589
Las Vegas Sands Corp.	3,152	125,040
Lennar Corp. - Class A	2,126	376,153
LKQ Corp.	2,299	95,408
Lowe's Cos., Inc.	4,979	1,222,394
Lululemon Athletica, Inc. (a)	982	254,004
Marriott International, Inc. - Class A	2,087	474,375
McDonald's Corp.	6,267	1,663,262
MGM Resorts International (a)	2,174	93,417
Mohawk Industries, Inc. (a)	457	73,609
NIKE, Inc. - Class B	10,526	787,976
Norwegian Cruise Line Holdings Ltd. (a)	3,733	68,799
NVR, Inc. (a)	24	206,580
O'Reilly Automotive, Inc. (a)	503	566,549
Pool Corp.	303	113,334
PulteGroup, Inc.	1,815	239,580
Ralph Lauren Corp.	309	54,257
Ross Stores, Inc.	2,916	417,659
Royal Caribbean Cruises Ltd. (a)	2,061	323,000
Starbucks Corp.	9,865	768,977
Tapestry, Inc.	1,969	78,937
Tesla Motors, Inc. (a)	24,137	5,601,474
TJX Cos., Inc.	9,864	1,114,829
Tractor Supply Co.	928	244,361
Ulta Beauty, Inc. (a)	417	152,159
Wynn Resorts Ltd.	823	68,161
Yum! Brands, Inc.	2,417	321,050
		40,092,732

Consumer Staples - 5.1%
Altria Group, Inc.	14,946	732,504
Archer-Daniels-Midland Co.	4,289	265,961
Brown-Forman Corp. - Class B	1,529	69,050
Bunge Global SA	1,234	129,854
Campbell Soup Co.	1,707	79,990
Church & Dwight Co., Inc.	2,123	208,075
Clorox Co.	1,058	139,582
Coca-Cola Co.	33,764	2,253,409
Colgate-Palmolive Co.	7,131	707,324
Conagra Brands, Inc.	4,159	126,101
Constellation Brands, Inc. - Class A	1,387	340,037
Costco Wholesale Corp.	3,848	3,163,056
Dollar General Corp.	1,889	227,417
Dollar Tree, Inc. (a)	1,790	186,769
Estee Lauder Cos., Inc.	1,994	198,622
General Mills, Inc.	4,881	327,710
Hershey Co.	1,281	252,972
Hormel Foods Corp.	2,522	80,981
J M Smucker Co.	915	107,924
Kellanova	2,271	132,059
Kenvue, Inc.	16,656	307,969
Keurig Dr Pepper, Inc.	9,087	311,502
Kimberly-Clark Corp.	2,927	395,291
Kroger Co.	5,823	317,354
Lamb Weston Holdings, Inc.	1,255	75,325
McCormick & Co., Inc.	2,180	167,882
Molson Coors Beverage Co. - Class B	1,552	82,023
Mondelez International, Inc. - Class A	11,667	797,439
Monster Beverage Corp. (a)	6,177	317,807
PepsiCo, Inc.	11,969	2,066,687
Philip Morris International, Inc.	13,542	1,559,497
Procter & Gamble Co.	20,556	3,304,583
Sysco Corp.	4,316	330,821
Target Corp.	3,999	601,490
The Kraft Heinz Co.	6,848	241,118
Tyson Foods, Inc. - Class A	2,488	151,519
Walgreens Boots Alliance, Inc.	6,230	73,950
Walmart, Inc.	37,187	2,552,516
		23,384,170

Energy - 3.3%
APA Corp.	3,112	97,063
Baker Hughes Co.	8,687	336,361
Chevron Corp.	14,917	2,393,731
ConocoPhillips	10,157	1,129,458
Coterra Energy, Inc.	6,454	166,513
Devon Energy Corp.	5,491	258,242
Diamondback Energy, Inc.	1,524	308,320
EOG Resources, Inc.	5,000	634,000
EQT Corp.	5,151	177,761
Exxon Mobil Corp.	39,070	4,633,311
Halliburton Co.	7,682	266,412
Hess Corp.	2,375	364,373
Kinder Morgan, Inc.	16,820	355,407
Marathon Oil Corp.	4,878	136,828
Marathon Petroleum Corp.	3,052	540,265
Occidental Petroleum Corp.	5,788	352,026
ONEOK, Inc.	5,069	422,400
Phillips 66	3,694	537,403
Schlumberger Ltd.	12,438	600,631
Targa Resources Corp.	1,905	257,708
Valero Energy Corp.	2,814	455,080
Williams Cos., Inc.	10,584	454,477
		14,877,770

Financials - 11.5%
Aflac, Inc.	4,469	426,253
Allstate Corp.	2,276	389,469
American Express Co.	4,947	1,251,789
American International Group, Inc.	5,779	457,870
Ameriprise Financial, Inc.	861	370,290
Aon PLC - Class A	1,871	614,642
Arch Capital Group Ltd. (a)	3,223	308,699
Arthur J Gallagher & Co.	1,879	532,678
Assurant, Inc.	449	78,517
Bank of America Corp.	59,254	2,388,529
Bank of New York Mellon Corp.	6,483	421,849
Berkshire Hathaway, Inc. - Class B (a)	15,754	6,908,129
BlackRock, Inc.	1,181	1,035,147
Blackstone, Inc.	6,219	884,031
Brown & Brown, Inc.	2,061	204,925
Capital One Financial Corp.	3,324	503,254
Cboe Global Markets, Inc.	907	166,444
Charles Schwab Corp.	12,979	846,101
Chubb Ltd.	3,514	968,669
Cincinnati Financial Corp.	1,351	176,468
Citigroup, Inc.	16,598	1,076,878
Citizens Financial Group, Inc.	3,940	168,120
CME Group, Inc.	3,112	602,826
Corpay, Inc. (a)	593	173,049
Discover Financial Services	2,171	312,602
Everest Group Ltd.	344	135,147
FactSet Research Systems, Inc.	302	124,753
Fidelity National Information Services, Inc.	4,816	370,013
Fifth Third Bancorp	5,939	251,457
Fiserv, Inc. (a)	5,082	831,263
Franklin Resources, Inc.	2,598	59,416
Global Payments, Inc.	2,209	224,523
Globe Life, Inc.	702	65,103
Goldman Sachs Group, Inc.	2,777	1,413,576
Hartford Financial Services Group, Inc.	2,566	284,621
Huntington Bancshares, Inc.	12,596	188,310
Intercontinental Exchange, Inc.	4,990	756,284
Invesco Ltd.	3,898	67,279
Jack Henry & Associates, Inc.	614	105,289
JPMorgan Chase & Co.	25,018	5,323,830
KeyCorp.	8,213	132,476
KKR & Co., Inc.	5,793	715,146
Loews Corp.	1,549	123,843
M&T Bank Corp.	1,433	246,720
MarketAxess Holdings, Inc.	300	67,059
Marsh & McLennan Cos., Inc.	4,275	951,487
Mastercard, Inc. - Class A	7,136	3,309,035
MetLife, Inc.	5,179	398,006
Moody's Corp.	1,355	618,530
Morgan Stanley	10,880	1,122,925
MSCI, Inc.	664	359,065
Nasdaq, Inc.	3,311	224,088
Northern Trust Corp.	1,769	156,822
PayPal Holdings, Inc. (a)	9,105	598,927
PNC Financial Services Group, Inc.	3,449	624,614
Principal Financial Group, Inc.	1,857	151,364
Progressive Corp.	5,086	1,089,014
Prudential Financial, Inc.	3,104	388,993
Raymond James Financial, Inc.	1,589	184,324
Regions Financial Corp.	7,962	178,110
S&P Global, Inc.	2,759	1,337,370
State Street Corp.	2,609	221,687
Synchrony Financial	3,479	176,698
T Rowe Price Group, Inc.	1,917	218,941
Travelers Cos., Inc.	1,962	424,655
Truist Financial Corp.	11,641	520,236
US Bancorp	13,589	609,874
Visa, Inc. - Class A	13,697	3,638,882
W R Berkley Corp.	2,622	144,551
Wells Fargo & Co.	30,371	1,802,215
Willis Towers Watson PLC	884	249,536
		52,453,285

Health Care - 10.5%
Abbott Laboratories	15,120	1,601,813
AbbVie, Inc.	15,365	2,847,442
Agilent Technologies, Inc.	2,544	359,722
Align Technology, Inc. (a)	591	137,041
Amgen, Inc.	4,658	1,548,645
Baxter International, Inc.	4,408	157,895
Becton Dickinson & Co.	2,512	605,543
Biogen, Inc. (a)	1,264	269,485
Bio-Rad Laboratories, Inc. - Class A (a)	161	54,476
Bio-Techne Corp.	1,360	110,962
Boston Scientific Corp. (a)	12,799	945,590
Bristol-Myers Squibb Co.	17,657	839,767
Cardinal Health, Inc.	2,115	213,255
Catalent, Inc. (a)	1,545	91,680
Cencora, Inc.	1,423	338,503
Centene Corp. (a)	4,636	356,601
Charles River Laboratories International, Inc. (a)	445	108,624
Cigna Group	2,474	862,610
Cooper Cos., Inc.	1,723	160,808
CVS Health Corp.	10,911	658,261
Danaher Corp.	5,742	1,590,993
DaVita, Inc. (a)	448	61,206
DexCom, Inc. (a)	3,448	233,843
Edwards Lifesciences Corp. (a)	5,220	329,121
Elevance Health, Inc.	1,990	1,058,740
Eli Lilly & Co.	6,919	5,564,744
GE HealthCare Technologies, Inc.	3,697	312,877
Gilead Sciences, Inc.	10,836	824,186
HCA Healthcare, Inc.	1,685	611,739
Henry Schein, Inc. (a)	1,088	78,271
Hologic, Inc. (a)	1,997	162,975
Humana, Inc.	1,029	372,097
IDEXX Laboratories, Inc. (a)	691	328,999
Incyte Corp. (a)	1,588	103,331
Insulet Corp. (a)	592	115,055
Intuitive Surgical, Inc. (a)	3,070	1,364,953
IQVIA Holdings, Inc. (a)	1,555	382,888
Johnson & Johnson	20,962	3,308,852
Labcorp Holdings, Inc.	705	151,885
McKesson Corp.	1,104	681,190
Medtronic PLC	11,560	928,499
Merck & Co., Inc.	22,035	2,492,819
Mettler-Toledo International, Inc. (a)	169	257,054
Moderna, Inc. (a)	2,901	345,857
Molina Healthcare, Inc. (a)	501	170,976
Pfizer, Inc.	49,352	1,507,210
Quest Diagnostics, Inc.	954	135,754
Regeneron Pharmaceuticals, Inc. (a)	914	986,380
ResMed, Inc.	1,275	271,894
Revvity, Inc.	1,052	132,142
Solventum Corp. (a)	1,169	68,831
STERIS PLC	857	204,617
Stryker Corp.	2,946	964,668
Teleflex, Inc.	410	90,577
Thermo Fisher Scientific, Inc.	3,322	2,037,515
UnitedHealth Group, Inc.	7,997	4,607,551
Universal Health Services, Inc. - Class B	510	109,018
Vertex Pharmaceuticals, Inc. (a)	2,230	1,105,456
Viatris, Inc.	10,362	124,966
Waters Corp. (a)	507	170,494
West Pharmaceutical Services, Inc.	614	187,988
Zimmer Biomet Holdings, Inc.	1,779	198,092
Zoetis, Inc.	3,949	710,978
		47,716,004

Industrials - 7.4%
3M Co.	4,792	611,220
A O Smith Corp.	1,031	87,676
Allegion PLC	730	99,871
American Airlines Group, Inc. (a)	5,681	60,446
AMETEK, Inc.	1,982	343,837
Automatic Data Processing, Inc.	3,540	929,675
Axon Enterprise, Inc. (a)	599	179,706
Boeing Co. (a)	5,017	956,240
Broadridge Financial Solutions, Inc.	1,010	216,140
Builders FirstSource, Inc. (a)	1,041	174,232
Carrier Global Corp.	7,270	495,160
Caterpillar, Inc.	4,247	1,470,311
CH Robinson Worldwide, Inc.	1,002	89,228
Cintas Corp.	720	550,037
Copart, Inc. (a)	7,600	397,708
CSX Corp.	17,012	597,121
Cummins, Inc.	1,158	337,904
Dayforce, Inc. (a)	1,362	80,739
Deere & Co.	2,236	831,747
Delta Air Lines, Inc.	5,595	240,697
Dover Corp.	1,163	214,294
Eaton Corp. PLC	3,464	1,055,793
Emerson Electric Co.	4,978	582,974
Equifax, Inc.	1,053	294,177
Expeditors International of Washington, Inc.	1,231	153,653
Fastenal Co.	4,981	352,406
FedEx Corp.	1,942	586,970
Fortive Corp.	3,049	219,071
GE Vernova, Inc. (a)	2,357	420,112
Generac Holdings, Inc. (a)	517	80,487
General Dynamics Corp.	1,950	582,485
General Electric Co.	9,526	1,621,325
Honeywell International, Inc.	5,643	1,155,404
Howmet Aerospace, Inc.	3,370	322,509
Hubbell, Inc.	462	182,790
Huntington Ingalls Industries, Inc.	312	87,354
IDEX Corp.	636	132,593
Illinois Tool Works, Inc.	2,337	577,893
Ingersoll Rand, Inc.	3,493	350,697
Jacobs Solutions, Inc.	1,066	156,009
JB Hunt Trasport Services, Inc.	683	118,261
Johnson Controls International PLC	5,858	419,081
L3Harris Technologies, Inc.	1,651	374,595
Leidos Holdings, Inc.	1,145	165,338
Lockheed Martin Corp.	1,840	997,133
Masco Corp.	1,893	147,370
Nordson Corp.	467	116,904
Norfolk Southern Corp.	1,938	483,647
Northrop Grumman Corp.	1,176	569,560
Old Dominion Freight Line, Inc.	1,523	320,104
Otis Worldwide Corp.	3,500	330,750
PACCAR, Inc.	4,561	449,988
Parker-Hannifin Corp.	1,092	612,787
Paychex, Inc.	2,761	353,463
Paycom Software, Inc.	418	69,718
Pentair PLC	1,426	125,303
Quanta Services, Inc.	1,271	337,298
Republic Services, Inc.	1,770	343,946
Rockwell Automation, Inc.	977	272,241
Rollins, Inc.	2,411	115,511
RTX Corp.	11,573	1,359,712
Snap-On, Inc.	454	130,312
Southwest Airlines Co.	5,187	139,738
Stanley Black & Decker, Inc.	1,330	140,475
Textron, Inc.	1,660	154,214
Trane Technologies PLC	1,942	649,172
TransDigm Group, Inc.	480	621,226
Uber Technologies, Inc. (a)	18,189	1,172,645
Union Pacific Corp.	5,279	1,302,488
United Airlines Holdings, Inc. (a)	2,828	128,448
United Parcel Service, Inc. - Class B	6,336	826,024
United Rentals, Inc.	564	427,004
Veralto Corp.	1,889	201,292
Verisk Analytics, Inc.	1,242	325,094
W.W. Grainger, Inc.	346	337,976
Waste Management, Inc.	3,151	638,582
Westinghouse Air Brake Technologies Corp.	1,509	243,175
Xylem, Inc./NY	2,106	281,151
		33,680,417

Information Technology - 27.7%(b)
Accenture PLC - Class A	5,464	1,806,508
Adobe, Inc. (a)	3,883	2,142,057
Advanced Micro Devices, Inc. (a)	14,068	2,032,545
Akamai Technologies, Inc. (a)	1,318	129,533
Amphenol Corp. - Class A	10,445	671,196
Analog Devices, Inc.	4,300	994,934
ANSYS, Inc. (a)	728	228,323
Apple, Inc.	125,567	27,885,919
Applied Materials, Inc.	7,214	1,530,811
Arista Networks, Inc. (a)	2,196	761,024
Autodesk, Inc. (a)	1,843	456,179
Broadcom, Inc.	37,896	6,089,129
Cadence Design System, Inc. (a)	2,341	626,592
CDW Corp.	1,139	248,427
Cisco Systems, Inc.	35,275	1,709,074
Cognizant Technology Solutions Corp. - Class A	4,310	326,181
Corning, Inc.	6,702	268,147
Crowdstrike Holdings, Inc. - Class A (a)	1,976	458,353
Enphase Energy, Inc. (a)	1,152	132,607
EPAM Systems, Inc. (a)	496	106,704
F5, Inc. (a)	501	102,024
Fair Isaac Corp. (a)	195	312,000
First Solar, Inc. (a)	922	199,143
Fortinet, Inc. (a)	5,506	319,568
Gartner, Inc. (a)	652	326,776
Gen Digital, Inc.	4,775	124,102
GoDaddy, Inc. - Class A (a)	1,191	173,231
Hewlett Packard Enterprise Co.	11,302	225,023
HP, Inc.	7,507	270,928
Intel Corp.	37,070	1,139,532
International Business Machines Corp.	7,983	1,533,854
Intuit, Inc.	2,404	1,556,229
Jabil, Inc.	1,030	116,050
Juniper Networks, Inc.	2,797	105,419
Keysight Technologies, Inc. (a)	1,494	208,518
KLA Corp.	1,141	939,123
Lam Research Corp.	1,110	1,022,576
Microchip Technology, Inc.	4,690	416,378
Micron Technology, Inc.	9,627	1,057,237
Microsoft Corp.	64,716	27,073,939
Monolithic Power Systems, Inc.	422	364,224
Motorola Solutions, Inc.	1,432	571,253
NetApp, Inc.	1,783	226,405
NVIDIA Corp.	214,278	25,074,812
NXP Semiconductors NV	2,211	581,847
ON Semiconductor Corp. (a)	3,742	292,812
Oracle Corp.	13,856	1,932,219
Palo Alto Networks, Inc. (a)	2,782	903,399
PTC, Inc. (a)	1,023	181,941
Qorvo, Inc. (a)	839	100,512
QUALCOMM, Inc.	9,712	1,757,386
Roper Technologies, Inc.	922	502,260
salesforce.com, Inc.	8,438	2,183,754
Seagate Technology Holdings PLC	1,695	173,178
ServiceNow, Inc. (a)	1,772	1,443,099
Skyworks Solutions, Inc.	1,382	157,023
Super Micro Computer, Inc. (a)	436	305,919
Synopsys, Inc. (a)	1,320	736,982
TE Connectivity Ltd.	2,649	408,820
Teledyne Technologies, Inc. (a)	412	173,806
Teradyne, Inc.	1,348	176,804
Texas Instruments, Inc.	7,919	1,613,971
Trimble, Inc. (a)	2,121	115,679
Tyler Technologies, Inc. (a)	336	190,885
VeriSign, Inc. (a)	723	135,208
Western Digital Corp. (a)	2,810	188,411
Zebra Technologies Corp. - Class A (a)	444	155,928
		126,474,430

Materials - 2.0%
Air Products & Chemicals, Inc.	1,909	503,690
Albemarle Corp.	1,005	94,138
Amcor PLC	12,565	132,309
Avery Dennison Corp.	675	146,360
Ball Corp.	2,683	171,256
Celanese Corp.	870	122,801
CF Industries Holdings, Inc.	1,560	119,168
Corteva, Inc.	6,042	338,956
Dow, Inc.	6,091	331,777
DuPont de Nemours, Inc.	3,610	302,157
Eastman Chemical Co.	1,006	103,950
Ecolab, Inc.	2,199	507,287
FMC Corp.	1,063	62,037
Freeport-McMoRan, Inc.	12,495	567,398
International Flavors & Fragrances, Inc.	2,208	219,652
International Paper Co.	3,011	139,951
Linde PLC	4,181	1,896,084
LyondellBasell Industries NV - Class A	2,223	221,100
Martin Marietta Materials, Inc.	525	311,509
Mosaic Co.	2,770	82,463
Newmont Goldcorp Corp.	10,027	492,025
Nucor Corp.	2,086	339,893
Packaging Corp. of America	743	148,503
PPG Industries, Inc.	2,050	260,309
Sherwin-Williams Co.	1,996	700,197
Smurfit WestRock PLC	4,486	201,152
Steel Dynamics, Inc.	1,282	170,788
Vulcan Materials Co.	1,122	308,000
		8,994,910

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	2,612	294,398
CoStar Group, Inc. (a)	3,532	275,567
		569,965

Utilities - 2.1%
AES Corp.	6,187	110,067
Alliant Energy Corp.	2,217	123,398
Ameren Corp.	2,298	182,162
American Electric Power Co., Inc.	4,584	449,782
American Water Works Co., Inc.	1,692	240,873
Atmos Energy Corp.	1,306	167,011
CenterPoint Energy, Inc.	5,551	154,040
CMS Energy Corp.	2,588	167,702
Consolidated Edison, Inc.	3,000	292,560
Constellation Energy Corp.	2,720	516,256
Dominion Energy, Inc.	7,272	388,761
DTE Energy Co.	1,788	215,508
Duke Energy Corp.	6,708	732,983
Edison International	3,345	267,633
Entergy Corp.	1,840	213,385
Evergy, Inc.	1,970	114,260
Eversource Energy	3,050	197,976
Exelon Corp.	8,703	323,752
FirstEnergy Corp.	4,512	189,098
NextEra Energy, Inc.	17,875	1,365,471
NiSource, Inc.	3,886	121,438
NRG Energy, Inc.	1,801	135,381
PG&E Corp.	18,602	339,487
Pinnacle West Capital Corp.	974	83,365
PPL Corp.	6,402	190,267
Public Service Enterprise Group, Inc.	4,317	344,367
Sempra	5,496	440,010
Southern Co.	9,517	794,860
Vistra Corp.	2,811	222,687
WEC Energy Group, Inc.	2,725	234,514
Xcel Energy, Inc.	4,810	280,327
		9,599,381
TOTAL COMMON STOCKS (Cost $334,429,206)		393,563,536

U.S. TREASURY SECURITIES - 8.8%	Par	Value
United States Treasury Note/Bond
0.38%, 09/15/2024	10,000,000	9,938,714
4.25%, 12/31/2024	2,500,000	2,491,015
1.75%, 03/15/2025	8,500,000	8,334,170
4.63%, 06/30/2025	4,000,000	3,993,572
4.63%, 03/15/2026	8,000,000	8,018,281
2.50%, 03/31/2027	7,500,000	7,188,867
TOTAL U.S. TREASURY SECURITIES (Cost $39,970,826)		39,964,619

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Alexandria Real Estate Equities, Inc.	1,358	159,280
American Tower Corp.	4,034	889,094
AvalonBay Communities, Inc.	1,236	253,281
BXP, Inc.	1,256	89,565
Camden Property Trust	918	101,668
Crown Castle, Inc.	3,776	415,662
Digital Realty Trust, Inc.	2,793	417,526
Equinix, Inc.	826	652,738
Equity Residential	2,992	208,333
Essex Property Trust, Inc.	545	151,706
Extra Space Storage, Inc.	1,826	291,466
Federal Realty Investment Trust	628	70,116
Healthpeak Properties, Inc.	6,096	133,015
Host Hotels & Resorts, Inc.	6,106	106,916
Invitation Homes, Inc.	5,007	176,597
Iron Mountain, Inc.	2,545	261,015
Kimco Realty Corp.	5,807	126,186
Mid-America Apartment Communities, Inc.	999	139,630
Prologis, Inc.	8,041	1,013,568
Public Storage	1,364	403,635
Realty Income Corp.	7,567	434,573
Regency Centers Corp.	1,414	95,219
SBA Communications Corp.	925	203,075
Simon Property Group, Inc.	2,805	430,399
UDR, Inc.	2,623	105,104
Ventas, Inc.	3,504	190,758
VICI Properties, Inc.	9,082	283,903
Welltower, Inc.	5,183	576,609
Weyerhaeuser Co.	6,333	201,136
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,118,916)		8,581,773

TOTAL INVESTMENTS - 97.0% (Cost $382,518,948)		442,109,928
Other Assets in Excess of Liabilities – 3.0%		13,681,821
TOTAL NET ASSETS - 100.0%		$455,791,749

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF
Schedule of Futures Contracts
July 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	1,073	12/20/2024	$20,051,687	$1,269,538
S&P 500 Annual Dividend Index	1,073	12/19/2025	20,534,538	1,807,671
S&P 500 Annual Dividend Index	1,073	12/18/2026	20,869,850	1,306,157
Total Unrealized Appreciation (Depreciation)				$4,383,366

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Metaurus US Large Cap Div Multiplier 400 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$393,563,536	$–	$–	$393,563,536
U.S. Treasury Securities	–	39,964,619	–	39,964,619
Real Estate Investment Trusts	8,581,773	–	–	8,581,773
Total Investments	$402,145,309	$39,964,619	$–	$442,109,928

Other Financial Instruments*:
Futures	4,383,366	–	–	4,383,366
Total Other Financial Instruments	$4,383,366	$–	$–	$4,383,366

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.